Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets
Schedule of Intangible Assets

			Customer
	Software and	Acquired	Relationships and
€ millions	Database Licenses	Technology	Other Intangibles	Total
Historical cost
1/1/2024	1,073	1,819	4,892	7,784
Foreign currency exchange differences	2	103	247	352
Additions from business combinations	0	187	315	502
Other additions	20	3	66	89
Retirements/disposals	-84	-326	-174	-584
Transfers	25	0	-25	0
12/31/2024	1,036	1,786	5,321	8,143
Foreign currency exchange differences	-3	-198	-468	-669
Additions from business combinations	0	64	142	206
Other additions	30	0	49	79
Retirements/disposals	-31	0	-3	-34
Transfers	56	0	-56	0
12/31/2025	1,088	1,652	4,985	7,725

Accumulated amortization
1/1/2024	594	1,584	3,101	5,279
Foreign currency exchange differences	2	89	151	242
Additions amortization	139	89	253	481
Retirements/disposals	-68	-326	-171	-565
12/31/2024	667	1,436	3,334	5,437
Foreign currency exchange differences	-2	-174	-309	-485
Additions amortization	114	106	300	520
Retirements/disposals	-27	-1	-1	-29
12/31/2025	752	1,367	3,324	5,443

Carrying amount
12/31/2024	369	350	1,987	2,706
12/31/2025	336	285	1,661	2,282

Schedule of Significant Intangible Assets

			Remaining
	Carrying Amount		Useful Life
€ millions, unless otherwise stated	2025	2024	(in years)
Concur – Customer relationships	396	540	5	to	9
LeanIX - Customer relationships	290	333			11
WalkMe - Customer relationships	226	246			13
Total significant intangible assets	912	1,119